Schedule of amounts receivable (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025
Financial Risk Management
Trade receivables	$ 1,897	$ 1,950
Other miscellaneous receivables	144	138
Amount receivables	$ 2,041	$ 2,088